Investment in associate - Schedule of Condensed Statements of Financial Position (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Investments In Associates [Line Items]
Current assets	$ 9,367,484	$ 7,840,207	$ 8,980,159
Total	41,577,804	39,550,502	39,517,532
Total liabilities	20,908,361	17,778,352	17,440,763
Shareholders´ equity	20,669,443	21,772,150	22,076,769	$ 22,404,569
SCL Terminal Aerea De Santiago S. A. [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Current assets	11,935	47,681	142,672
Total	11,935	47,681	142,672
Total liabilities	7,354	37,845	51,189
Shareholders´ equity	$ 4,581	$ 9,836	$ 91,483